Supplemental Cash Flow Information (Tables)	9 Months Ended
Sep. 30, 2026
Statement of Cash Flows [Abstract]
Schedule of Cash and Cash Equivalents
As at September 30,	2026	2025
Cash	$811,236	$467,090
Short-term investments(1)	2,589	15,515
Cash and cash equivalents	$813,825	$482,605

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(1)      Consisted of short-term investments with an original maturity of three months or less or which are available on demand with no penalty for early redemption.

Schedule of Income Taxes Paid, Net of Income Taxes Received

Income taxes paid, net of income taxes received was comprised of the following:

Nine months ended September 30,	2026	2025
Income taxes paid	$(20,659)	$(10,720)
Income taxes received	190	18,984
	$(20,469)	$8,264

Schedule of Interest Paid, Net of interest Received

Interest paid, net of interest received was comprised of the following:

Nine months ended September 30,	2026	2025
Interest paid	$(128,417)	$(138,238)
Interest received	13,016	15,489
	$(115,401)	$(122,749)

Schedule of Reconciliation of the Liabilities Arising from Financing Activities

The reconciliation of the liabilities arising from financing activities were as follows:

	Indebtedness	Satellite performance incentive payments	Lease liabilities
Balance as at January 1, 2026	$3,493,607	$12,355	$40,109
Cash inflows	497,325	—	—
Cash outflows	—	(2,500)	(2,141)
Payment of debt issue costs	(15,171)	—	—
Amortization of deferred financing costs, prepayment options, warrants and loss on repayment	9,634	—	—
Interest paid	—	—	(1,676)
Interest accrued	49,620	—	1,786
Non-cash transfer from deferred charges to indebtedness of debt issue costs and warrants	(83,426)	—	—
Non-cash addition	—	—	6,604
Non-cash transfer	—	—	(29)
Impact of foreign exchange	105,622	368	23
Balance as at September 30, 2026	$4,057,211	$10,223	$44,676
	Indebtedness	Satellite performance incentive payments	Lease liabilities
Balance as at January 1, 2025	$3,096,615	$15,060	$33,375
Cash inflows	404,996	—	—
Cash outflows	(4,501)	(1,400)	(2,175)
Amortization of deferred financing costs, prepayment options, warrants and loss on repayment	3,692	—	—
Gain on repurchase of debt	(6,896)	—	—
Interest paid	—	—	(1,558)
Interest accrued	16,481	—	1,558
Non-cash transfer from deferred charges to indebtedness of debt issue costs and warrants	(102,375)	—	—
Non-cash addition	—	—	9,491
Non-cash transfer	—	(430)	—
Impact of foreign exchange	(98,880)	(492)	31
Balance as at September 30, 2025	$3,309,132	$12,738	$40,722

Schedule of Net Change in Operating Assets and Liabilities

The net change in operating assets and liabilities was comprised of the following:

Nine months ended September 30,	2026	2025
Trade and other receivables	$520	$102,749
Financial assets	701	(8,120)
Other assets	(2,934)	(53,635)
Trade and other payables	(239)	1,833
Financial liabilities	(391)	321
Other liabilities	(13,398)	32,093
	$(15,741)	$75,241

Schedule of Non-Cash Investing Activities	Non-cash investing activities were comprised of:
Nine months ended September 30,	2026	2025
Satellites, property and other equipment	$75,175	$87,936
Disposal of a subsidiary	$—	$(1,232)